Average Annual Total Returns - Class I R Shares - Alger Small Cap Growth Institutional Fund - IR	Class I Inception Date	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class R Inception Date	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Nov. 08, 2093	64.87%	24.11%	15.32%	62.87%	21.83%	12.04%	39.76%	19.13%	11.40%	Jan. 27, 2003	64.06%	23.50%	14.76%	34.63%	16.36%	13.48%